Condensed Consolidated Statements of Operations - USD ($) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020		Mar. 31, 2021		Mar. 31, 2020
Revenue, net		$ 13,987		$ 1,323		$ 21,722		$ 2,899		$ 23,795		$ 67,689
Operating expenses:
Cost of revenues		6,381		715		7,123		895		2,057		1,131
Research and development		254,259		97,409		332,885		156,143		832,758		263,217
General and administrative		437,776		59,740		520,530		116,855		259,878		335,766
Total operating expenses		698,416		157,864		860,538		273,893		1,094,693		600,114
Loss from operations		(684,429)		(156,541)		(838,816)		(270,994)		(1,070,898)		(532,425)
Other income (expense):
Change in fair value of investments		(32,273)		(84,297)		(23,654)		(125,445)		(95,533)		136,005
Gain on sale of investment		(443,754)		0		(443,754)		0
Change in fair value of debt and liability instruments		13,145		10,148		17,730		27,273		29,845		(13,722)
Gain on termination of Sumitomo Options		0		0		(66,472)		0
Gain on deconsolidation of subsidiary and consolidation of unconsolidated entity		0		(28,848)		0		(115,364)		(115,364)		(107,344)
Other expense (income), net		3,692		(757)		3,558		2,085		8,701		13,622
Loss from continuing operations before income taxes										(898,547)		(560,986)
Loss before income taxes		(225,239)		(52,787)		(326,224)		(59,543)
Income tax expense		401		711		494		1,932		1,686		7,124
Loss from continuing operations, net of tax										(900,233)		(568,110)
Income from discontinued operations, net of tax										0		1,578,426
Net loss		(225,640)	[1]	(53,498)	[1]	(326,718)		(61,475)		(900,233)	[2]	1,010,316	[2]
Net loss attributable to noncontrolling interests		(17,159)		(18,100)		(36,054)		(22,834)		(90,999)		(190,193)
Net (loss) income attributable to Roivant Sciences Ltd.		(208,481)		(35,398)		(290,664)		(38,641)		(809,234)		1,200,509
Amounts attributable to Roivant Sciences Ltd.:
Loss from continuing operations, net of tax										(809,234)		(519,394)
Income from discontinued operations, net of tax										0		1,719,903
Net (loss) income attributable to Roivant Sciences Ltd.		$ (208,481)		$ (35,398)		$ (290,664)		$ (38,641)		$ (809,234)		$ 1,200,509
Basic and diluted net (loss) income per common share:
Basic and diluted loss from continuing operations	[2]									$ (1.28)		$ (0.93)
Basic and diluted income from discontinued operations	[2]									0		2.68
Net loss per common share—basic and diluted		$ (0.32)	[1]	$ (0.06)	[1]	$ (0.45)	[1]	$ (0.06)	[1]	$ (1.28)	[2]	$ 1.75	[2]
Basic and diluted weighted average shares outstanding:
Basic	[2]									630,046,720		640,944,987
Diluted	[2]									630,046,720		640,944,987
Weighted average shares outstanding—basic and diluted	[1]	650,225,764		628,779,048		650,041,993		628,779,048

[1]	Retroactively restated for the stock subdivision as described in Note 3.
[2]	Retroactively restated for the stock subdivision as described in Note 1.